Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended		13 Months Ended	17 Months Ended	41 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000243703
Average Annual Return [Line Items]
Line Graph and Table Measure Name		China Equity ETF (at NAV) $16,779
C000237927
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Commodity Strategy ETF (at NAV) $16,830
C000251139
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Core Equity ETF (at NAV) $11,810
C000234392
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Disrupters ETF (at NAV) $14,361
C000255686
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth ETF (at NAV) $11,211
C000252374
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Japan Equity ETF (at NAV) $11,853
C000245650
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Option Strategy ETF (at NAV) $19,851
C000248517
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small-Mid Cap ETF (at NAV) $10,331
Without Sales Load [Member] | C000243703
Average Annual Return [Line Items]
Average Annual Return, Percent		39.92%					(3.48%)		5.31%
Without Sales Load [Member] | C000237927
Average Annual Return [Line Items]
Average Annual Return, Percent		14.31%					13.76%		5.34%
Without Sales Load [Member] | C000251139
Average Annual Return [Line Items]
Average Annual Return, Percent		15.57%		16.57%
Without Sales Load [Member] | C000234392
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%				11.21%
Without Sales Load [Member] | C000255686
Average Annual Return [Line Items]
Average Annual Return, Percent	12.11%
Without Sales Load [Member] | C000252374
Average Annual Return [Line Items]
Average Annual Return, Percent			18.53%
Without Sales Load [Member] | C000245650
Average Annual Return [Line Items]
Average Annual Return, Percent		10.30%					9.09%	7.95%
Without Sales Load [Member] | C000248517
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.62%)			2.27%
Nueberger Index: MSCI China All Shares Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI China All Shares Index (Net) $15,244
Average Annual Return, Percent		43.67%					(1.23%)		4.31%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net) $28,656
Average Annual Return, Percent		15.79%					12.00%		11.10%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $11,869
Average Annual Return, Percent		15.88%		17.11%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $14,901
Average Annual Return, Percent		15.84%				12.42%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $11,101
Average Annual Return, Percent	11.01%
Nueberger Index: MSCI Japan Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Japan Index (Net) $11,854
Average Annual Return, Percent			18.54%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $35,066
Average Annual Return, Percent		15.88%					14.74%	15.02%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $12,537
Average Annual Return, Percent		15.84%			16.88%
Nueberger Index: MSCI China A Onshore Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI China A Onshore Index (Net) $12,470
Average Annual Return, Percent		42.28%					0.33%		2.23%
Nueberger Index: Bloomberg Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index $13,948
Average Annual Return, Percent		11.77%					10.30%		3.38%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $11,899
Average Annual Return, Percent		16.24%		17.38%
Nueberger Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $16,854
Average Annual Return, Percent		22.58%				16.57%
Nueberger Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $14,928
Average Annual Return, Percent		26.42%				12.49%
Nueberger Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $12,679
Average Annual Return, Percent		10.48%				7.22%
Nueberger Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $11,096
Average Annual Return, Percent	10.96%
Nueberger Index: 50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index $15,770
Average Annual Return, Percent		5.49%					7.53%	5.21%
Nueberger Index: Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Index $11,539
Average Annual Return, Percent		10.04%			10.38%